Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 2,214,951	¥ 1,340,944	¥ 658,091
Balance at end of the year	3,564,719	2,214,951	1,340,944
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	1,511,434	889,877	901,491
Loss utilized [Member]
Valuation Allowance [Line Items]
Valuation allowance	(128,212)	(1,950)	(5,307)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ (33,454)	¥ (13,920)	¥ (213,331)